Long Term Prepayments and Other Non-Current Assets (Details) - Schedule of long term prepayments and other non-current assets - USD ($)	Dec. 31, 2021		Dec. 31, 2020
Schedule of long term prepayments and other non-current assets [Abstract]
Prepaid for land use right	$ 6,947,051	[1]
Prepaid for construction and equipment	1,297,866	[1]
Loans to third party	2,000,000	[2]
Total	$ 10,244,917

[1]	The Company’s subsidiary Sunrise Guizhou signed to purchase land use right from Qianxinan public resources trading center, with an area of 260,543 square meters and prepaid the consideration of $6,947,051. The land use right is expected to be registered under Sunrise Guizhou on June 10, 2022. Besides, Sunrise Guizhou also made advance payment of $654,799 for the production line and equipment and $643,067 for the factory construction, with the planned construction period from January 4, 2022 to December 31, 2022.
[2]	The Company signed a loan contract on March 8, 2021 and renewed it on March 6, 2022, with a third party, Waichun Logistics Technology Limited (“Waichun”), to lend $2,000,000, with annual interest rate of 8%, and will be due on December 31, 2023.